LEASES	9 Months Ended
Sep. 30, 2025
Leases
LEASES

8.	LEASES

The Company leases ground robots from a third-party, which are implemented in customer solutions. The robots are used on delivery routes to transport goods between Arrive Point units.

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease. The Company’s assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the term, and (3) whether the Company has the right to direct the use of the asset. The Company allocates the consideration in the contract to each lease and non-lease component based on the component’s relative stand-alone price to determine the lease payments. Lease and non-lease components are accounted for separately.

Leases are classified as either finance leases or operating leases based on criteria in Topic 842. The Company has operating leases which are generally comprised of distinctly identified assets (ground robots) whereby the Company derives all economic benefits through customer contracts for use of the service through the term of the contract. The Company may elect to purchase the assets for a residual value at the end of the lease term.

At lease commencement, the Company records a lease liability equal to the present value of the remaining lease payments, discounted using the rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. A corresponding right-of-use asset (“ROU asset”) is recorded, measured based on the initial measurement of the lease liability. ROU assets also include any lease payments made and exclude lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.

Lease expense for operating leases, consisting of lease payments, is recognized on a straight-line basis over the lease term. Included in lease expense are any variable lease payments incurred in the period that were not included in the initial lease liability. Lease expense for finance leases consists of the amortization of the ROU asset on a straight-line basis over the shorter of the useful life of the asset or the lease term, and interest expense is calculated using the effective interest rate method.

The following is a summary of the lease cost recognized in the Company’s consolidated statement of operations:

Operating Leases	Three months ended September 30, 2025	Nine months ended September 30, 2025
Lease cost in general and administrative expense
Operating lease expense	$8,195	$8,195
Total lease cost in general and administrative expense	$8,195	$8,195

ARRIVE AI INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

8.	LEASES (Continued)

The following is a summary of the impact of the Company’s leases on the statements of cash flows:

	Three months ended September 30, 2025	Nine months ended September 30, 2025
Leasing activity in cash flows from operating activities
Operating leases	$12,600	$12,600
Total leasing activity in cash flows from operating activities	$12,600	$12,600

The weighted-average remaining lease term in years and weighted-average discount rate for operating leases at September 30, 2025 is 1.75 and 23.70%.

The future minimum lease payments required under the Company’s leases as of September 30, 2025 are as follows:

Future minimum lease payments
2025	$50,400
2026	37,800
Toal future minimum lease payments	88,200
Less: Amount representing interest	(15,159)
Present value of lease liabilities	73,041
Less: current portion	(38,041)
Long-term portion	$35,000